Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 03, 2020	Dec. 03, 2019
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 17,015	$ 11,664
State net operating loss carryforwards	2,953	1,834
Compensation	1,492	1,399
Allowances and reserves	436	457
Intangible assets	292	589
State taxes	900	848
Credit carryforward	229	229
163(j) interest	745	141
Leases	54	23
Deferred revenue	95	88
Valuation allowance	(23,684)	(17,027)
Gross deferred tax assets	527	245
Property and equipment	(582)	(263)
Deferred tax liability-net valuation allowance	$ (55)	$ (18)